PEACHTREE BOND FUND
(A Portfolio of Peachtree Funds)

SUPPLEMENT DATED JANUARY 25, 1996 TO PROSPECTUS DATED NOVEMBER 30, 1995

Effective January 9, 1996, in connection with the acquisition by NationsBank Corporation of Bank South Corporation on the same date, NationsBanc Advisors, Inc. ("NBAI") succeeded Bank South as the Investment Adviser to the Peachtree Funds. The terms of the investment advisory agreement between the Peachtree Funds and NBAI are substantially similar to the investment advisory agreement between Peachtree Funds and Bank South, the Peachtree Funds' prior investment adviser, which agreement terminated effective January 9, 1996, as a result of the aforementioned acquisition.
Effective January 9, 1996, TradeStreet Investment Associates, Inc. ("TSIA") will act as sub-adviser for the Peachtree Funds. Pursuant to the terms of the sub-advisory agreement, TSIA will furnish NBAI with such investment advice and statistical and other factual information as may be requested by NBAI with respect to the Peachtree Funds.
Accordingly all references to "Bank South" throughout the prospectus shall be deemed to refer to NBAI and/or TSIA, as the context may require.
In addition, please delete the section entitled "Adviser's Background" on pages 10 and 11 of your prospectus and replace it with the following:
     "ADVISER `S BACKGROUND. NationsBanc Advisors, Inc. ("NBAI") is a wholly-owned subsidiary of NationsBank, N.A., which is, in turn, a wholly-owned banking subsidiary of NationsBank Corporation ("NationsBank"). NationsBank, a bank holding company registered under the Bank Holding Company Act, is a financial services company headquartered in Charlotte, North Carolina. Through its banking subsidiaries and its various non-banking subsidiaries, NationsBank provides banking and banking-related services, primarily throughout the Southeast and Mid-Atlantic states and Texas. As of September 30, 1995, NationsBank had total assets of $182 billion.
     NBAI is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and effective January 1, 1996, began acting as investment adviser to Nations Fund, NationsBank's proprietary family of mutual funds. As of September 30, 1995, NationsBank's Mutual Funds Group and Trust Investment Management Group had approximately $30 billion of investment assets under management (including approximately $17 billion in assets of mutual funds for which NationsBank affiliates served as investment adviser). Effective January 1, 1996, substantially all of the assets and operations of these Groups were transferred to NBAI and its affiliate, TSIA, respectively. NBAI is located at 101 South Tryon Street, NationsBank Plaza, Charlotte, North Carolina 28255.
     As part of their regular banking operations, NationsBank affiliates may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of NationsBank affiliates. The lending relationship will not be a factor in the selection of securities.
     SUB-ADVISER. Under the terms of a Sub-Advisory Agreement between NBAI and TSIA, TSIA will furnish NBAI with such investment advice and statistical and other factual information as may be requested by NBAI with respect to the Fund.
     SUB-ADVISORY FEES. For the services provided and the expenses incurred by TSIA pursuant to the sub-advisory contract, TSIA is entitled to receive an annual sub-advisory fee payable by NBAI from its advisory fee equal to .15% of the daily net assets of the Fund. In the event that NBAI waives all of its advisory fees with respect to the Fund under the investment advisory agreement, it is expected that TSIA will waive its sub-advisory fees with respect to the Fund under the sub-advisory contract.
     SUB-ADVISER'S BACKGROUND. TSIA is a wholly-owned subsidiary of NationsBank, N.A., which is, in turn, a wholly-owned banking subsidiary of NationsBank. TSIA is comprised of more than 30 investment professionals having significant investment industry experience. TSIA is located at 101 South Tryon Street, NationsBank Plaza, Charlotte, North Carolina 28255. PORTFOLIO MANAGER. Gregory H. Cobb assumed responsibility for the day-to-day management of the Fund in January 1996. Mr. Cobb is Vice President and Fixed Income Portfolio Manager at TSIA. Mr. Cobb has been principal portfolio manager for Nations Short-Term Income Fund since 1993.A member of the Fixed Income Group, Mr. Cobb joined NationsBank in 1993 and has over 7 years of portfolio management experience. Mr. Cobb received a B.A. from the University of North Carolina - Chapel Hill."
                                                                January 25, 1996




PEACHTREE EQUITY FUND
(A Portfolio of Peachtree Funds)

SUPPLEMENT DATED JANUARY 25, 1996 TO PROSPECTUS DATED NOVEMBER 30, 1995

Effective January 9, 1996, in connection with the acquisition by NationsBank Corporation of Bank South Corporation on the same date, NationsBanc Advisors, Inc. ("NBAI") succeeded Bank South as the Investment Adviser to the Peachtree Funds. The terms of the investment advisory agreement between the Peachtree Funds and NBAI are substantially similar to the investment advisory agreement between Peachtree Funds and Bank South, the Peachtree Funds' prior investment adviser, which agreement terminated effective January 9, 1996, as a result of the aforementioned acquisition.
Effective January 9, 1996, TradeStreet Investment Associates, Inc. ("TSIA will act as sub-adviser for the Peachtree Funds. Pursuant to the terms of the sub-
                                                             advisory
                                                             agreement, TSIA
   FEDERATED SECURITIES CORP.
                                                             will furnish NBAI
                                                             with such
   Distributor                     PE
                                                             investment advice
   A subsidiary of FEDERATED
                                                             and statistical
   INVESTORS
                                                             and other factual
   Federated Investors Tower
                                                             information as may
   PITTSBURGH, PA  15222-3779
                                                             be requested by
   CUSIP 70467H200
                                                             NBAI with respect
   G00221-12 (1/96)
to the Peachtree Funds.
Accordingly all references to "Bank South" throughout the prospectus shall be deemed to refer to NBAI and/or TSIA, as the context may require.
In addition, please delete the section entitled "Adviser's Background" on pages 10 and 11 of your prospectus and replace it with the following:
     "ADVISER `S BACKGROUND. NationsBanc Advisors, Inc. ("NBAI") is a wholly-owned subsidiary of NationsBank, N.A., which is, in turn, a wholly-owned banking subsidiary of NationsBank Corporation ("NationsBank"). NationsBank, a bank holding company registered under the Bank Holding Company Act, is a financial services company headquartered in Charlotte, North Carolina. Through its banking subsidiaries and its various non-banking subsidiaries, NationsBank provides banking and banking-related services, primarily throughout the Southeast and Mid-Atlantic states and Texas. As of September 30, 1995, NationsBank had total assets of $182 billion.
     NBAI is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and effective January 1, 1996, began acting as investment adviser to Nations Fund, NationsBank's proprietary family of mutual funds. As of September 30, 1995, NationsBank's Mutual Funds Group and Trust Investment Management Group had approximately $30 billion of investment assets under management (including approximately $17 billion in assets of mutual funds for which NationsBank affiliates served as investment adviser). Effective January 1, 1996, substantially all of the assets and operations of these Groups were transferred to NBAI and its affiliate, TSIA, respectively. NBAI is located at 101 South Tryon Street, NationsBank Plaza, Charlotte, North Carolina 28255.
     As part of their regular banking operations, NationsBank affiliates may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of NationsBank affiliates. The lending relationship will not be a factor in the selection of securities.
     SUB-ADVISER. Under the terms of a Sub-Advisory Agreement between NBAI and TSIA, TSIA will furnish NBAI with such investment advice and statistical and other factual information as may be requested by NBAI with respect to the Fund.
     SUB-ADVISORY FEES. For the services provided and the expenses incurred by TSIA pursuant to the sub-advisory contract, TSIA is entitled to receive an annual sub-advisory fee payable by NBAI from its advisory fee equal to .25% of the daily net assets of the Fund. In the event that NBAI waives all of its advisory fees with respect to the Fund under the investment advisory agreement, it is expected that TSIA will waive its sub-advisory fees with respect to the Fund under the sub-advisory contract.
     SUB-ADVISER'S BACKGROUND. TSIA is a wholly-owned subsidiary of NationsBank, N.A., a wholly-owned banking subsidiary of NationsBank. TSIA is comprised of more than 30 investment professionals having significant investment industry experience. TSIA is located at 101 South Tryon Street, NationsBank Plaza, Charlotte, North Carolina 28255.
     PORTFOLIO MANAGER. Philip J. Sanders assumed responsibility for the day-to-day management of the Fund in January 1996. A member of TSIA's Value Equity Group, Mr. Sanders has been the principal portfolio manager for the Nations Capital Growth Fund since May 1995. He is also the Vice President and Fund Manager of the Nations Balanced Target Maturity Fund. Mr. Sanders joined NationsBank in 1988, and prior to joining NationsBank he was employed at Duke Power Company for six years, where he supervised and performed various types of detailed financial analysis. Mr. Sanders holds a B.A. in Economics from the University of North Carolina in Charlotte. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research."
                   January 25, 1996
                                   PA




PEACHTREE GEORGIA TAX-FREE INCOME FUND
(A Portfolio of Peachtree Funds)

SUPPLEMENT DATED JANUARY 25, 1996 TO PROSPECTUS DATED NOVEMBER 30, 1995

Effective January 9, 1996, in connection with the acquisition by NationsBank Corporation of Bank South Corporation on the same date, NationsBanc Advisors, Inc. ("NBAI") succeeded Bank South as the Investment Adviser to the Peachtree Funds. The terms of the investment advisory agreement between the Peachtree Funds and NBAI are substantially similar to the investment advisory agreement between Peachtree Funds and Bank South, the Peachtree Funds' prior investment adviser, which agreement terminated effective January 9, 1996, as a result of the aforementioned acquisition.
Effective January 9, 1996, TradeStreet Investment Associates, Inc. ("TSIA will act as sub-adviser for the Peachtree Funds. Pursuant to the terms of the sub-advisory agreement, TSIA will furnish NBAI with such investment advice and statistical and other factual information as may be requested by NBAI with respect to the Peachtree Funds.
Accordingly all references to "Bank South" throughout the prospectus shall be deemed to refer to
                                                             NBAI and/or TSIA,
   FEDERATED SECURITIES CORP.
                                                             as the context may
                                                             require.
   Distributor
                                                             In addition,
   A subsidiary of FEDERATED
                                                             please delete the
   INVESTORS
                                                             section entitled
   Federated Investors Tower
                                                             "Adviser's
   PITTSBURGH, PA  15222-3779
                                                             Background" on
   CUSIP 70467H101
                                                             pages 10 and 11 of
   G00221-13 (1/96)
your prospectus and replace it with the following:
     "ADVISER `S BACKGROUND. NationsBanc Advisors, Inc. ("NBAI") is a wholly-owned subsidiary of NationsBank, N.A., which is, in turn, a wholly-owned banking subsidiary of NationsBank Corporation ("NationsBank"). NationsBank, a bank holding company registered under the Bank Holding Company Act, is a financial services company headquartered in Charlotte, North Carolina. Through its banking subsidiaries and its various non-banking subsidiaries, NationsBank provides banking and banking-related services, primarily throughout the Southeast and Mid-Atlantic states and Texas. As of September 30, 1995, NationsBank had total assets of $182 billion.
     NBAI is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and effective January 1, 1996, began acting as investment adviser to Nations Fund, NationsBank's proprietary family of mutual funds. As of September 30, 1995, NationsBank's Mutual Funds Group and Trust Investment Management Group had approximately $30 billion of investment assets under management (including approximately $17 billion in assets of mutual funds for which NationsBank affiliates served as investment adviser). Effective January 1, 1996, substantially all of the assets and operations of these Groups were transferred to NBAI and its affiliate, TSIA, respectively. NBAI is located at 101 South Tryon Street, NationsBank Plaza, Charlotte, North Carolina 28255.
     As part of their regular banking operations, NationsBank affiliates may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of NationsBank affiliates. The lending relationship will not be a factor in the selection of securities.
     SUB-ADVISER. Under the terms of a Sub-Advisory Agreement between NBAI and TSIA, TSIA will furnish NBAI with such investment advice and statistical and other factual information as may be requested by NBAI with respect to the Fund.
     SUB-ADVISORY FEES. For the services provided and the expenses incurred by TSIA pursuant to the sub-advisory contract, TSIA is entitled to receive an annual sub-advisory fee payable by NBAI from its advisory fee equal to .07% of the daily net assets of the Fund. In the event that NBAI waives all of its advisory fees with respect to the Fund under the investment advisory agreement, it is expected that TSIA will waive its sub-advisory fees with respect to the Fund under the sub-advisory contract.
     SUB-ADVISER'S BACKGROUND. TSIA is a wholly-owned subsidiary of NationsBank, N.A., which is, in turn, a wholly-owned banking subsidiary of NationsBank. TSIA is comprised of more than 30 investment professionals having significant investment industry experience. TSIA is located at 101 South Tryon Street, NationsBank Plaza, Charlotte, North Carolina 28255. PORTFOLIO MANAGER. Michele M. Poirier assumed responsibility for the day-to-day management of the Fund in January 1996. Ms. Poirier is presently responsible for the management of Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund and Nations South Carolina Municipal Bond Fund. Ms. Poirier, a Vice President and Fixed Income Portfolio Manager of TSIA, is presently responsible for over $1 billion in tax-free assets. She joined NationsBank in 1990 and is the principal portfolio manager for 9 municipal bond mutual funds and 6 municipal bond common trust funds. Ms. Poirier has over 20 years of investment experience from positions previously held in management, sales and trading at Financial Service Corporation, Bankers Trust Company and The Robinson-Humphrey Company, respectively. She earned a
                                                                  B.B.A. in
   FEDERATED SECURITIES CORP.                                     marketing
                                                                  from Georgia
   Distributor                     RE                             State
   A subsidiary of FEDERATED                                      University."
   INVESTORS                                                    January 25, 1996
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 70467H507
   G00221-14 (1/96)
PEACHTREE PRIME MONEY MARKET FUND
PEACHTREE GOVERNMENT MARKET FUND
(A Portfolio of Peachtree Funds)

SUPPLEMENT DATED JANUARY  25, 1996 TO PROSPECTUS DATED NOVEMBER 30, 1995

Effective January 9, 1996, in connection with the acquisition by NationsBank Corporation of Bank South Corporation on the same date, NationsBanc Advisors, Inc. ("NBAI") succeeded Bank South as the Investment Adviser to the Peachtree Funds. The terms of the investment advisory agreement between the Peachtree Funds and NBAI are substantially similar to the investment advisory agreement between Peachtree Funds and Bank South, the Peachtree Funds' prior investment adviser, which agreement terminated effective January 9, 1996, as a result of the aforementioned acquisition.
Effective January 9, 1996, TradeStreet Investment Associates, Inc. ("TSIA will act as sub-adviser for the Peachtree Funds. Pursuant to the terms of the sub-advisory agreement, TSIA will furnish NBAI with such investment advice and statistical and other factual information as may be requested by NBAI with respect to the Peachtree Funds.
Accordingly all references to "Bank South" throughout the prospectus shall be deemed to refer to NBAI and/or TSIA, as the context may require.
In addition, please delete the section entitled "Adviser's Background" on pages 10 and 11 of your prospectus and replace it with the following:
     "ADVISER `S BACKGROUND. NationsBanc Advisors, Inc. ("NBAI") is a wholly-owned subsidiary of NationsBank, N.A., which is, in turn, a wholly-owned banking subsidiary of NationsBank Corporation ("NationsBank"). NationsBank, a bank holding company registered under the Bank Holding Company Act, is a financial services company headquartered in Charlotte, North Carolina. Through its banking subsidiaries and its various non-banking subsidiaries, NationsBank provides banking and banking-related services, primarily throughout the Southeast and Mid-Atlantic states and Texas. As of September 30, 1995, NationsBank had total assets of $182 billion.
     NBAI is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and effective January 1, 1996, began acting as investment adviser to Nations Fund, NationsBank's proprietary family of mutual funds. As of September 30, 1995, NationsBank's Mutual Funds Group and Trust Investment Management Group had approximately $30 billion of investment assets under management (including approximately $17 billion in assets of mutual funds for which NationsBank affiliates served as investment adviser). Effective January 1, 1996, substantially all of the assets and operations of these Groups were transferred to NBAI and its affiliate, TSIA, respectively. NBAI is located at 101 South Tryon Street, NationsBank Plaza, Charlotte, North Carolina 28255.
     As part of their regular banking operations, NationsBank affiliates may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of NationsBank affiliates. The lending relationship will not be a factor in the selection of securities.
     SUB-ADVISER. Under the terms of a Sub-Advisory Agreement between NBAI and TSIA, TSIA will furnish NBAI with such investment advice and statistical and other factual information as may be requested by NBAI with respect to the Fund.
     SUB-ADVISORY FEES. For the services provided and the expenses incurred by TSIA pursuant to the sub-advisory agreement, TSIA is entitled to receive an annual sub-advisory fee payable by NBAI from its advisory fee equal to .055% of the daily net assets of each Fund.
     SUB-ADVISER'S BACKGROUND. TSIA is a wholly-owned subsidiary of NationsBank, N.A., which is, in turn, a wholly-owned banking subsidiary of NationsBank. TSIA is comprised of more than 30 investment professionals
     having significant investment   industry experience. TSIA is located at
     101 South Tryon Street,       PANationsBank Plaza, Charlotte, North
     Carolina 28255."

                                                                January 25, 1996























   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED
   INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 70467H408
   CUSIP 70467H309